Quarterly Report
January 31, 2020
MFS®  Intermediate Income Trust

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.6%
Aerospace – 0.3%
Boeing Co., 2.95%, 2/01/2030	$1,500,000	$1,544,561
Asset-Backed & Securitized – 2.9%
Chesapeake Funding II LLC, 2017-3A, “A2”, FLR, 2.016% (LIBOR - 1mo. + 0.34%), 8/15/2029 (n)	$1,775,520	$1,776,751
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,836,568
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	54,240	54,252
Falcon Franchise Loan LLC, 9.989%, 1/05/2023 (i)(n)	62,344	4,141
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,568,340	2,583,583
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,148,243	2,185,367
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,117,883	1,116,281
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 2.746% (LIBOR - 3mo. + 1.51%), 10/20/2027 (n)	1,989,166	1,989,470
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,259,000	1,262,532
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	958,491
		$13,767,436
Automotive – 2.3%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$1,770,000	$1,799,566
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	1,074,000	1,102,441
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,250,000	1,292,178
General Motors Financial Co., Inc., 3.95%, 4/13/2024	2,700,000	2,847,952
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,769,000	1,810,847
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	1,765,000	1,819,684
		$10,672,668
Brokerage & Asset Managers – 2.1%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,500,000	$3,580,688
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	733,238
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	2,008,081
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,150,000	3,380,753
		$9,702,760
Building – 0.7%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$3,163,015
Business Services – 0.6%
Equinix, Inc., 2.9%, 11/18/2026	$3,000,000	$3,061,020
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,513,870
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,841,914
		$4,355,784
Chemicals – 0.9%
Sherwin-Williams Co., 3.125%, 6/01/2024	$4,000,000	$4,191,701
Computer Software – 1.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$2,054,000	$2,286,631
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,340,614
		$5,627,245
Computer Software - Systems – 0.6%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$2,929,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.9%
Roper Technologies, Inc., 2.8%, 12/15/2021	$651,000	$662,593
United Technologies Corp., 3.1%, 6/01/2022	947,000	977,955
United Technologies Corp., 3.65%, 8/16/2023	3,321,000	3,534,277
United Technologies Corp., 3.125%, 5/04/2027	2,000,000	2,143,508
United Technologies Corp., 4.125%, 11/16/2028	1,753,000	2,017,855
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	3,760,000	4,251,239
		$13,587,427
Consumer Products – 1.4%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$2,395,706
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	4,137,554
		$6,533,260
Consumer Services – 2.3%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,642,629
Booking Holdings, Inc., 3.55%, 3/15/2028	2,737,000	2,986,543
Conservation Fund, 3.474%, 12/15/2029	563,000	579,430
Experian Finance PLC, 2.75%, 3/08/2030 (n)	2,636,000	2,678,704
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	480,000	366,373
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	1,525,000	1,111,361
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	1,392,000	922,105
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	480,000	288,643
		$10,575,788
Electronics – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,900,000	$4,115,496
Microchip Technology, Inc., 3.922%, 6/01/2021	1,213,000	1,242,446
		$5,357,942
Emerging Market Quasi-Sovereign – 0.2%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 4.75%, 2/08/2022 (n)	$228,000	$239,061
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)	733,000	752,833
		$991,894
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$824,048
Energy - Integrated – 0.7%
BP Capital Markets PLC, 4.742%, 3/11/2021	$1,810,000	$1,867,369
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,413,677
		$3,281,046
Financial Institutions – 0.8%
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	$3,123,000	$3,288,363
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	590,089
		$3,878,452
Food & Beverages – 2.6%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$3,198,000	$3,342,003
Conagra Brands, Inc., 4.6%, 11/01/2025	2,987,000	3,364,901
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,691,758
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	1,894,815
		$12,293,477
Insurance – 1.3%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$3,043,623
American International Group, Inc., 3.9%, 4/01/2026	2,850,000	3,103,005
		$6,146,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,365,481
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	3,333,406
		$6,698,887
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,510,000	$2,519,669
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,433,770
Machinery & Tools – 0.8%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$504,774
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	3,246,849
		$3,751,623
Major Banks – 12.8%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$5,400,000	$5,529,121
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,123,520
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,639,848
Barclays PLC, 4.61%, 2/15/2023	3,857,000	4,041,830
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,544,548
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	1,023,656
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,069,198
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,745,575
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,788,797
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,000,000	4,103,463
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,541,090
ING Bank N.V., 5.8%, 9/25/2023 (n)	2,912,000	3,261,746
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	2,996,468
JPMorgan Chase & Co., 3.125%, 1/23/2025	3,500,000	3,692,520
Lloyds Bank PLC, 3.75%, 1/11/2027	1,400,000	1,502,592
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	656,000	664,879
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,913,955
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	800,000	832,942
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR - 3mo. + 1.754%), 5/18/2029	2,442,000	2,827,747
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,187,373
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,725,003
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,543,546
UBS Group Funding Ltd., FLR, 3.374% (LIBOR - 3mo. + 1.44%), 9/24/2020 (n)	1,680,000	1,693,942
		$59,993,359
Medical & Health Technology & Services – 1.2%
Cigna Corp., FLR, 2.549% (LIBOR - 3mo. + 0.65%), 9/17/2021	$2,000,000	$2,000,222
HCA, Inc., 4.125%, 6/15/2029	3,215,000	3,479,257
		$5,479,479
Medical Equipment – 0.4%
Abbott Laboratories, 3.4%, 11/30/2023	$1,600,000	$1,700,510
Metals & Mining – 0.8%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,518,000	$1,596,862
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,974,511
		$3,571,373
Midstream – 1.1%
MPLX LP, 3.5%, 12/01/2022 (n)	$1,584,000	$1,639,519
MPLX LP, 4%, 3/15/2028	3,395,000	3,555,530
		$5,195,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 1.0%
Fannie Mae, 5%, 12/01/2020	$587	$620
Fannie Mae, 6.5%, 11/01/2031	630,816	728,752
Freddie Mac, 4.224%, 3/25/2020	637,004	636,737
Freddie Mac, 5.5%, 6/01/2020	10,496	10,514
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	13,858	15,232
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,539,383
Freddie Mac, 3.187%, 9/25/2027	550,000	601,221
Freddie Mac, 4.06%, 10/25/2028	780,000	902,991
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	406,693	464,153
Ginnie Mae, 5.87%, 4/20/2058	24,459	27,823
		$4,927,426
Municipals – 4.2%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$4,000,000	$4,185,840
Gainesville, TX, Hospital District, “A”, 5.711%, 8/15/2033	2,330,000	2,711,654
Howard University, 2.757%, 10/01/2027	1,250,000	1,251,726
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,625,075
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	3,704,000	3,496,280
Puerto Rico Electric Power Authority Rev., “RR”, 5%, 7/01/2022	1,675,000	1,704,480
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	3,635,000	3,768,404
		$19,743,459
Oils – 0.8%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$1,062,703
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,496,342
		$3,559,045
Other Banks & Diversified Financials – 0.8%
BBVA USA, 2.875%, 6/29/2022	$1,826,000	$1,867,673
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,834,338
		$3,702,011
Pharmaceuticals – 1.2%
Allergan Funding SCS, 3.45%, 3/15/2022	$3,000,000	$3,088,178
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	2,628,000	2,704,176
		$5,792,354
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$2,747,083
Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$3,106,291
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$4,271,887
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	1,022,513
SBA Tower Trust, 2.877%, 7/09/2021 (n)	586,000	589,744
		$5,884,144
Tobacco – 0.4%
Reynolds American, Inc., 6.875%, 5/01/2020	$1,340,000	$1,356,236
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	616,364
		$1,972,600
U.S. Government Agencies and Equivalents – 0.6%
AID Ukraine, 1.847%, 5/29/2020	$2,500,000	$2,504,009
Small Business Administration, 6.35%, 4/01/2021	24,613	24,920
Small Business Administration, 6.34%, 5/01/2021	29,041	29,528
Small Business Administration, 6.44%, 6/01/2021	25,233	25,790

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.625%, 7/01/2021	$27,791	$28,322
Small Business Administration, 5.34%, 11/01/2021	97,818	99,821
Small Business Administration, 4.93%, 1/01/2024	67,118	70,144
Small Business Administration, 5.36%, 11/01/2025	152,267	162,886
Small Business Administration, 5.39%, 12/01/2025	96,898	103,592
		$3,049,012
U.S. Treasury Obligations – 39.8%
U.S. Treasury Notes, 2.625%, 8/15/2020	$7,525,000	$7,565,858
U.S. Treasury Notes, 2.375%, 3/15/2021	18,815,000	19,000,210
U.S. Treasury Notes, 1.75%, 11/30/2021	10,000,000	10,069,922
U.S. Treasury Notes, 1.75%, 2/28/2022	14,420,000	14,541,105
U.S. Treasury Notes, 1.75%, 5/15/2022	13,500,000	13,627,617
U.S. Treasury Notes, 2.125%, 12/31/2022	14,635,000	14,974,578
U.S. Treasury Notes, 2.5%, 8/15/2023	12,710,000	13,231,805
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,855,674
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,654,364
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	10,216,336
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,400,323
U.S. Treasury Notes, 2.25%, 11/15/2025	14,255,000	14,938,238
U.S. Treasury Notes, 1.625%, 5/15/2026	4,080,000	4,133,550
U.S. Treasury Notes, 2%, 11/15/2026	12,585,000	13,048,580
U.S. Treasury Notes, 1.625%, 11/30/2026	9,400,000	9,520,438
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,338,761
U.S. Treasury Notes, 2.75%, 2/15/2028	3,650,000	4,005,162
U.S. Treasury Notes, 2.375%, 5/15/2029	9,000,000	9,673,945
		$186,796,466
Utilities - Electric Power – 2.9%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$492,000	$497,897
Enel Americas S.A., 4%, 10/25/2026	252,000	267,750
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	3,500,000	3,560,047
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,615,000	1,871,489
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	3,093,897
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,314,965
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	561,976
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	981,461
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	241,110
		$13,390,592
Total Bonds		$467,499,912
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.62% (v)	1,537,467	$1,537,621

Other Assets, Less Liabilities – 0.1%		290,881
Net Assets – 100.0%		$469,328,414
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,537,621 and $467,499,912, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $73,381,419, representing 15.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$189,845,478	$—	$189,845,478
Non - U.S. Sovereign Debt	—	7,441,902	—	7,441,902
Municipal Bonds	—	19,743,459	—	19,743,459
U.S. Corporate Bonds	—	153,017,699	—	153,017,699
Residential Mortgage-Backed Securities	—	6,189,958	—	6,189,958
Commercial Mortgage-Backed Securities	—	7,568,150	—	7,568,150
Asset-Backed Securities (including CDOs)	—	4,936,754	—	4,936,754
Foreign Bonds	—	78,756,512	—	78,756,512
Mutual Funds	1,537,621	—	—	1,537,621
Total	$1,537,621	$467,499,912	$—	$469,037,533
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,881,383	$22,342,438	$24,686,221	$203	$(182)	$1,537,621
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,721	$—